FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB
Cash equivalents:
Bank deposits	$ 371.3		RUB 14,775		RUB 22,521
Investments in money market funds			6,195		3
Term deposits, current	523.7		15,150		31,769
Term deposits, non-current			18,399
Restricted cash	9.5				578
Additional disclosures
Transfer amount between the levels			0	RUB 0	0
Total gains attributable to bank deposits and investments in money market funds	42.6	RUB 2,583	2,868	RUB 1,840
Recurring basis
Cash equivalents:
Bank deposits	371.3		14,775		22,521
Investments in money market funds			6,195		3
Term deposits, current	523.7		15,150		31,769
Term deposits, non-current			18,455
Restricted cash	9.5		1,390		578
Investments in debt securities	50.0		2,915		3,033
Loans to employees	26.1		1,022		1,583
Loans granted	18.6		662		1,120
Fair value of financial assets	999.2		60,564		60,607
Liabilities:
Convertible debt	317.0		26,857		19,228
Contingent consideration	4.2		407		254
Derivative contracts	1.0		92		59
Redeemable noncontrolling interests (Note 14)	24.8				1,506
Fair value of financial liabilities	$ 347.0		27,356		21,047
Level 1 | Recurring basis
Cash equivalents:
Investments in money market funds			6,195		3
Restricted cash			1,390		578
Fair value of financial assets			7,585		581
Level 2 | Recurring basis
Cash equivalents:
Bank deposits			14,775		22,521
Term deposits, current			15,150		31,769
Term deposits, non-current			18,455
Investments in debt securities			2,915		3,033
Loans to employees			1,022		1,583
Loans granted			662		1,120
Fair value of financial assets			52,979		60,026
Liabilities:
Convertible debt			26,857		19,228
Derivative contracts			92		59
Fair value of financial liabilities			26,949		19,287
Level 3 | Recurring basis
Liabilities:
Contingent consideration			407		254
Redeemable noncontrolling interests (Note 14)					1,506
Fair value of financial liabilities			RUB 407		RUB 1,760